INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
INITIAL PUBLIC OFFERING
3
. INITIAL PUBLIC OFFERING
On April 25
, 2023
, the Company consummated its Initial Public Offering of 50,000,000 Units, including 5,000,000 Units to cover Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $500,000,000, and incurring offering costs of $28,550,129, of which $17,500,000 was for deferred underwriting commissions (see Note 5)
. Each Unit consists of one Class A ordinary share and
one-half
of one
Public Warrant.

3. INITIAL PUBLIC OFFERING
On April 25, 2023, the Company consummated its Initial Public Offering of 50,000,000 Units, including 5,000,000 Units to cover Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $500,000,000, and incurring offering costs of $28,550,129, of which $17,500,000 was for deferred underwriting commissions (see Note 5). Each Unit consists of one Class A ordinary share and one-half
of one Public Warrant.